STOCK COMPENSATION (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Aug. 02, 2021	Aug. 01, 2021	Dec. 31, 2018	May 19, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding		1,069,925		1,173,190	1,130,472			1,380,492
Recognition period for unrecognized compensation expense		2 years 1 month 6 days
Aggregate intrinsic value of options outstanding		$ 2,129,000		$ 437,000
Intrinsic value of all options exercised		0		18,000	$ 380,000
Net cash proceeds from exercise of stock options		0		0	0
Excess tax benefits from exercise of stock options				0	0
Unrecognized compensation expense for awards		322,000
Share based compensation expense before income taxes		242,000	$ 177,000	463,000	413,000
Share based compensation expense after income taxes		$ 191,000	$ 140,000	$ 366,000	$ 326,000
Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognition period for unrecognized compensation expense				2 years 1 month 6 days
Unrecognized compensation expense for awards				$ 347,000
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense related to stock options				$ 222,000
Recognition period for unrecognized compensation expense				2 years 9 months 18 days
Employee Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards eligible for grant				68,843
Percentage of price of common stock at which employees are able to acquire				85.00%
2011 Executive Incentive Compensation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of awards authorized									2,500,000
Number of options granted				191,301
Award expiration period				7 years
Shares, Issued		526,913		431,032
Number of options outstanding		1,168,630		1,445,885
Awards eligible for grant		804,457		623,083
2011 Executive Incentive Compensation Plan [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options outstanding						0	995,530
2011 Executive Incentive Compensation Plan [Member] | Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Deferred stock awards granted				89,131
Award vesting period				3 years
2011 Executive Incentive Compensation Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage				25.00%
ESOP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period		6 years		6 years
Requisite service period		1 year		1 year
Initial award vesting period		2 years		2 years
Shares of ESOP allocated to accounts of eligible employees	72,203			706,287
ESOP contributions		$ 329,968
ESOP [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting percentage		20.00%		20.00%
2020 ESOP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
ESOP contributions				$ 328,263
2020 ESOP [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock to Employee Stock Ownership Plan, Shares	71,830
2019 ESOP [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares of ESOP allocated to accounts of eligible employees				66,059
ESOP contributions				$ 407,584